STOCK COMPENSATION	12 Months Ended
Dec. 31, 2013
STOCK COMPENSATION [Abstract]
STOCK COMPENSATION
14.	STOCK COMPENSATION

We have adopted the 2006 Stock Incentive Plan, or the 2006 Plan, dated July 20, 2006 which entitles certain of our officers, key employees and directors to receive restricted stock, stock appreciation rights, stock options, dividend equivalent rights, unrestricted stock, restricted stock units or performance shares.

Under the 2006 Plan, a total of 5,000,000 shares of common stock have been reserved for issuance.  The 2006 Plan is administered by our Board of Directors.  Under the terms of the 2006 Plan, our Board of Directors is able to grant new options exercisable at a price per share to be determined by our Board of Directors.  Under the terms of the 2006 Plan, no options would be able to be exercised until at least one year after the closing of our IPO (October 18, 2006).  Any shares received on exercise of the options would not be able to be sold until one year after the date of the stock option grant.  All options will expire ten years from the date of grant.  The 2006 Plan expires ten years from the closing of our IPO.

In addition, on July 20, 2006 we entered into separate consulting agreements that became effective upon completion of our IPO (October 18, 2006) with companies controlled by our chief executive officer, executive vice president, former chief financial officer (currently our vice president, international finance) and chief financial accountant for work they perform for us in various different jurisdictions.  On October 29, 2009 the consulting agreements were renewed for a three-year period.  On October 29, 2012 the consulting agreements were further renewed for another three-year period.

Restricted common stock awards

In connection with the 2012 consulting agreements the Company awarded a total of 329,375 shares of restricted stock at no cost to three companies controlled by the chief executive officer, executive vice president and former chief financial officer (currently our vice president, international finance). These shares are non-transferable until they vest, which occurs on the third anniversary date of the grant date, subject to earlier forfeiture upon termination of the consultant’s appointment with the Company. During the vesting period, the shares have voting rights and cash dividends will be paid if declared. The fair market value of the Company´s share on the grant date was $1.43.

In connection with the 2009 consulting agreements, the Company awarded a total of 329,375 shares of restricted common stock at no cost to three companies controlled by our chief executive officer, executive vice president and former chief financial officer (currently our vice president, international finance) which were cliff-vested on October 29, 2012.  The fair market value of each share on the grant date was $5.11.

In connection with the 2009 consulting agreements, the Company awarded a total of 329,375 shares of performance restricted common stock at no cost which were also subject to continued employment to three companies controlled by our chief executive officer, executive vice president and former chief financial officer (currently our vice president, international finance) and contained performance criteria based on our EBITDA.  On October 29, 2012 172,906 and 156,469 awards were fully vested and fully forfeited, respectively based on achievement of that award's target.

On November 29, 2010, 12,689 shares were granted to a non-employee director.  These shares were vested 6,852 in 2011 and 5,837 in 2012.  The fair market value of each share on the grant date was $6.83.

On December 5, 2009 the Company granted a total of 97,164 shares of restricted common stock at no cost to its non-employee directors.  These shares were vested 25,640 in 2010, 23,046 in 2011 and 16,194 in 2012 and 39,136 were fully forfeited in 2010 since the resignation of two non-employee directors.  The fair market value of each share on the grant date was $4.92.

Activity with respect to restricted common stock is summarized as follows:

	For the years ended December 31,
	2013	2012	2011

Nonvested shares outstanding at January 1	329,375	680,781	703,827
Granted	-	329,375	-
Vested	-	(524,312)	(23,046)
Forfeited	-	(156,469)	-
Nonvested shares outstanding at December 31	329,375	329,375	680,781

2006 Plan shares issued as of the end of year	1,246,503	1,246,503	838,644
Shares available for issuance under 2006 Plan as of the end of year	3,753,497	3,753,497	4,161,356

Total stock based compensation expense as a result of all of these grants was $157 in 2013, $512 in 2012 and $1,079 in 2011 ($402 in 2011 related with the performance based restricted common stock), and is recorded in the same line item as cash compensation.  The unrecognized compensation cost at December 31, 2013 was $286 of which $157 is expected to be recognized in 2014 and $129 in 2015.

Stock options

On April 29, 2013 we entered into a consulting agreement with a company controlled by our chief financial officer. Under this consulting agreement the Company awarded to this company, stock options to purchase a total of 814,433 shares of common stock at an exercise price of 2.40 per share. These stock options will be vested on a ratable basis over a period of three years on each anniversary following the grant date. The options shall be non-transferable. The term of the options shall be for a period of ten years following the date of grant.

In relation with the 2006 consulting agreements, on October 18, 2006, the Company awarded to three companies, one of which is controlled by our chief executive officer, one by our executive vice president and the other by our former chief financial officer (actually our vice president, international finance), stock options to purchase a total of 348,750 shares of common stock at an exercise price of $11.00 per share.  These stock options are fully vested. The options shall be non-transferable. The term of the options shall be for a period of ten years following the date of grant.

Additionally and in connection with the 2012 consulting agreement, on October 29, 2012 the Company awarded to the three companies mentioned in the paragraph above options to purchase a total of 329,375 shares of common stock of the Company, which will be granted over three years in equal annual installments and cliff vest in one year. The options shall be granted with an exercise price equal to the fair market value of a share of common stock of the Company on the applicable date on which the option is granted. The options shall be non-transferable. The term of the options shall be for a period of ten years following the date of grant.

The fair value of stock options granted is estimated on the date of grant using the Black-Scholes-Merton option-pricing model. Expected volatility is based on historical volatility of the Company’s stock. The expected term represents the period of time the stock options are expected to be outstanding and is based on the “simplified method”. The Company used the “simplified method” due to the lack of sufficient historical exercise data to provide a reasonable basis upon which to otherwise estimate the expected life of the stock options. The risk-free interest rate is based on yields on U.S. Treasury STRIPS with a maturity similar to the estimated expected term of the stock options.
The Company did not grant any stock options during the year ended December 31, 2011. The weighted average assumptions for stock options granted during the years ended December 31, were as follows:

	For the years ended December 31,
	2013	2012
Dividend yield	—%	—%
Risk-free interest rate	0.75%	0.76%
Expected term (in years)	5.90	5.50
Expected volatility	80%	82%

Based on the above assumptions, the weighted-average grant date fair value of stock options granted during the years ended December 31, 2013 and 2012 was $1.68 and $0.96, respectively.

Total stock based compensation expenses was $418 for the year ended December 31, 2013 and $18 for the period from October 29, 2012 to December 31, 2012 and is recorded in the same line items used for cash compensation.  The unrecognized compensation cost at December 31, 2013 was $1,219 which is expected to be recognized $649 in 2014, $429 in 2015 and $141 in 2016.

Activity and related information with respect to the Company’s stock options is summarized as follows:

	For the years ended December 31,
	2013		2012		2011
	Shares	Exercise price	Shares	Exercise price	Shares	Exercise price

Under option at January 1	458,542	$8.71	348,750	$11.00	348,750	$11.00
Options granted	924,225	2.54	109,792	1.43	-	-
Options exercised	-	-	-	-	-	-
Options forfeited or expired	-	-	-	-	-	-
Under option at December 31	1,382,767	$4.58	458,542	$8.71	348,750	$11.00
Options exercisable at December 31	458,542	8.71	348,750	11.00	348,750	11.00

The aggregate intrinsic value of all options outstanding represents the total intrinsic value (the difference between the fair value of the Company's stock on the last day of each year and the exercise price, multiplied by the number of options where the exercise price exceeds the fair value) that would have been received by the option holders had all option holders exercised their options as of year-end.

At December 31, 2013 the aggregate intrinsic value of all outstanding options and all vested exercisable options outstanding was $1,345 and $254, respectively.